Goodwill	12 Months Ended
Dec. 31, 2021
Goodwill
Goodwill

Note 10 – Goodwill

The movement of the goodwill for the years ended December 31, 2021, 2020 and 2019 is as follows:

Balance as of January 1, 2019	$248
Acquisition of Vision Lane and FAF	3,658
Balance as of December 31, 2019	3,906
Acquisition of GFS	60,103
Acquisition of Apiguru	539
Impairment of goodwill in relation to GCL, Vision Lane and FAF	(3,906)
Impairment of goodwill in relation to GFS	(55,535)
Balance as of December 31, 2020	5,107
Impairment of goodwill in relation to GFS and Apiguru	(4,740)
Exchange difference	18
Balance as of December 31, 2021	$385

The Company performed goodwill impairment test at the reporting unit level on an annual basis and between annual tests when an event occurs or circumstances change indicating the asset might be impaired. As of December 31, 2021, the Company performed testing on reporting unit of financial technology solutions and service.

The Company first assessed qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. For those reporting units where it is determined that it is more likely than not that their fair values are less than the units’ carrying amounts, the Company will perform the first step of a two-step quantitative goodwill impairment test. After performing the assessment, if the carrying amounts of the reporting units are higher than their fair values, the Company will perform the second step of the two-step quantitative goodwill impairment test.

In 2021, 2020 and 2019, the Company performed qualitative assessments for all reporting units. Based on the requirements of ASC 350-20-35-3C through ASC 350-20-35-3G, the Company evaluated all relevant factors, weighed all factors in their totality. As the financial performance of money lending reporting unit, financial technology solutions and services reporting unit, the green energy products and services reporting unit and the VR technologies products and services reporting unit were below original expectations, fair value of these reporting units were indicated to be lower than its carrying value. For these reporting units, where it was determined that it was more likely than not that its fair value was less than the units’ carrying amount after performing the qualitative assessment, as a result, the Company performed the two-step quantitative goodwill impairment test for these two reporting units.

For the two-step goodwill impairment test, the Company estimated the fair value with either income approach or asset approach for specific reporting unit components. With the income approach, the Company estimates the fair value of the reporting units using discounted cash flows. Forecasts of future cash flows are based on the best estimate of future net sales and operating expenses, based primarily on expected expansion, pricing, market share, and general economic conditions. Certain estimates of discounted cash flows involve businesses with limited financial history and developing revenue models. Changes in these forecasts could significantly change the amount of impairment recorded, if any. Asset based approach is used in evaluating the fair value of some specific components which is deemed as the most prudent approach due to the unpredictability of future cash flows.

The result of step one impairment test for the green energy products and services reporting unit failed, with its determined fair value lower than the book value. The Company performed step two impairment test, applying the income approach, resulting an impairment loss of goodwill of $20.56 million being recorded for the years ended December 31, 2019, from discontinued operations. The Company did not perform the impairment test for the green energy products and services reporting unit in 2020 and 2021 since the unit had been disposed.

The result of step one impairment test for the money lending reporting unit failed, with its determined fair value lower than the book value. The Company performed step two impairment test, applying the income approach, resulting an impairment loss of goodwill of $3.91 million and $nil being recorded for the years ended December 31, 2020 and 2019, respectively, from continuing operations. The Company did not perform the impairment test for the money lending reporting unit in 2021 since goodwill was fully written off in 2020.

The result of step one impairment test for the financial technology solutions and services reporting unit failed, with its determined fair value lower than the book value. The Company performed step two impairment test, applying the income approach, resulting an impairment loss of goodwill of $4.74 million, $55.53 million and $nil, being recorded for the years ended December 31, 2021, 2020 and 2019, respectively, from continuing operations.